Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party [Abstract]
Related Party

Note 7 – Related Party

Officer compensation

During the nine months ended September 30, 2023 and 2022, the Company paid $88,973 and $87,275, respectively for living expenses for officers of the Company.

Related Party Notes Payable

On June 23, 2023, the Company entered into a loan agreement (the “June 2023 Loan Agreement”) with Jeremy Frommer, the Company’s CEO, whereby Mr. Frommer issued the Company a promissory note of $88,100 (the “June 2023 Note”). Pursuant to the June 2023 Loan Agreement, the June 2023 Note has an effective interest rate of 18%. The maturity date of the June 2023 Note is December 23, 2023 (the “June 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2023 Loan Agreement are due. The June 2023 Note is convertible into the Company’s common stock at a price of $0.20 per share.

Note 8 – Related Party

Notes payable

The September 2020 Goldberg Loan Agreement

On September 15, 2020, the Company entered into a loan agreement (the “September 2020 Goldberg Loan Agreement”) with Goldberg whereby the Company issued a promissory note of $16,705 (the “September 2020 Goldberg Note”). Pursuant to the September 2020 Goldberg Loan Agreement, the September 2020 Goldberg Note has an interest rate of 7%. The maturity date of the September 2020 Goldberg Note is September 15, 2022 (the “September 2020 Goldberg Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under note are due. The September 2020 Goldberg Loan is secured by the tangible and intangible property of the Company.

Since the September 2020 Goldberg Note has a make-whole provision if the shares of the Company’s common stock issued to the lender in accordance with the Lender’s Exchange Agreement (see note 10) have a value equal to or less than $6,463,363 determined by using the lowest VWAP of the last 30 days prior to September 14, 2021. The principal amount of the September 2020 Goldberg Note shall increase by 200% of the difference between the initial consideration and the September 14, 2021, value. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The make-whole feature gave rise to a derivative liability that has been marked to market during the year ended December 31, 2021, and the change in derivative liability is recorded on Consolidated Statements of Comprehensive Loss.

On September 15, 2021, the make-whole provision was triggered, causing an increase in principal of the September 2020 Goldberg Note by $939,022.

During the year ended December 31, 2021, the Company accrued interest of $3,576.

During the year ended December 31, 2021, the Company entered into a settlement agreement whereas the Company agreed to pay $200,000 in cash and $150,000 in shares of Common Stock.

The September 2020 Rosen Loan Agreement

On September 15, 2020, the Company entered into a loan agreement (the “September 2020 Rosen Loan Agreement”) with Rosen whereby the Company issued a promissory note of $3,295 (the “September 2020 Rosen Note”). Pursuant to the September 2020 Rosen Loan Agreement, the September 2020 Rosen Note has an interest rate of 7%. The maturity date of the September 2020 Rosen Note is September 15, 2022 (the “September 2020 Rosen Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the note are due. The September 2020 Rosen Loan is secured by the tangible and intangible property of the Company.

Since the September 2020 Rosen Note has a make-whole provision if the shares of the Company’s common stock issued to the lender in accordance with the Lender’s Exchange Agreement (see note 10) have a value equal to or less than $1,274,553 determined by using the lowest VWAP of the last 30 days prior to September 14, 2021. The principal amount of the September 2020 Rosen Note shall increase by 200% of the difference the initial consideration and the September 14, 2021 value. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The make-whole feature of gave rise to a derivative that has been marked to market during the year ended December 31, 2021, and the change in derivative liability is recorded on Consolidated Statements of Comprehensive Loss.

On September 15, 2021 the make-whole provision was triggered, causing an increase in principal of the September 2020 Rosen Note by $185,279.

During the year ended December 31, 2021, the Company accrued interest of $1,610.

During the year ended December 31, 2021, the Company repaid $188,574 in principal and $1,677 in interest.

Revenue

During the year ended December 31, 2021 the Company received revenue of $80,000 from Dune for branded content services prior to consolidation but after recognition as an equity method investee.

Equity raises

During the year ended December 31, 2022, the Company conducted two equity raises in which officers, directors, employees, and an affiliate of an officer cumulatively invested $484,753 for 277,000 shares of common stock and 272,000 warrants to purchase common stock.

Officer compensation

During the year ended December 31, 2022 and 2021, the Company paid $172,091 and $138,713, respectively for living expenses for officers of the Company.